Interest expense and other finance costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Schedule of interest expense and other finance costs
	2017	2016
	$	$

Interest expense on BCP loan	2,370	2,084
Interest expense on other liabilities	4	920
Amortization of loan transaction costs	46	329
Interest cost on decommissioning liability	843	343
	3,263	3,676